Wilson Bank Holding Company - Parent Company Financial Information - Statements of Changes in Stockholders' Equity - Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent Company Only Financial Information [Line Items]
Beginning balance				$ 169,698				$ 157,348				$ 144,333	$ 169,698	$ 157,348	$ 144,333
Cash dividends declared $.60, $.85 and $.60 per share for the period 2011, 2012 and 2013 respectively													(4,464)	(6,243)	(4,348)
Issuance of 79,962, 106,230 and 73,411 shares of stock pursuant to dividend reinvestment plan for the period 2011, 2012 and 2013 respectively													3,248	4,518	3,218
6,148 common shares repurchased															(250)
Issuance of 5,284, 8,788 and 5,973 shares of stock pursuant to exercise of stock options for the period 2011, 2012 and 2013 respectively													156	189	110
Share based compensation expense													32	31	24
Net change in unrealized gain (loss) on available-for-sale securities during the year, net of taxes of $2,612,$1,058 and $4,261 for the period 2011, 2012 and 2013 respectively													(6,868)	1,707	4,211
Net earnings	4,163	4,481	4,247	2,978	2,715	3,459	3,149	2,825	2,296	2,663	2,615	2,476	15,869	12,148	10,050
Ending balance	177,671				169,698				157,348				177,671	169,698	157,348
Common Stock [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				14,838				14,608				14,450	14,838	14,608	14,450
Cash dividends declared $.60, $.85 and $.60 per share for the period 2011, 2012 and 2013 respectively
Issuance of 79,962, 106,230 and 73,411 shares of stock pursuant to dividend reinvestment plan for the period 2011, 2012 and 2013 respectively													147	212	160
6,148 common shares repurchased															(13)
Issuance of 5,284, 8,788 and 5,973 shares of stock pursuant to exercise of stock options for the period 2011, 2012 and 2013 respectively													12	18	11
Share based compensation expense
Net change in unrealized gain (loss) on available-for-sale securities during the year, net of taxes of $2,612,$1,058 and $4,261 for the period 2011, 2012 and 2013 respectively
Net earnings
Ending balance	14,997				14,838				14,608				14,997	14,838	14,608
Additional Paid-in Capital [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				51,242				46,734				43,790	51,242	46,734	43,790
Cash dividends declared $.60, $.85 and $.60 per share for the period 2011, 2012 and 2013 respectively
Issuance of 79,962, 106,230 and 73,411 shares of stock pursuant to dividend reinvestment plan for the period 2011, 2012 and 2013 respectively													3,101	4,306	3,058
6,148 common shares repurchased															(237)
Issuance of 5,284, 8,788 and 5,973 shares of stock pursuant to exercise of stock options for the period 2011, 2012 and 2013 respectively													144	171	99
Share based compensation expense													32	31	24
Net change in unrealized gain (loss) on available-for-sale securities during the year, net of taxes of $2,612,$1,058 and $4,261 for the period 2011, 2012 and 2013 respectively
Net earnings
Ending balance	54,519				51,242				46,734				54,519	51,242	46,734
Retained Earnings [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				101,046				95,141				89,439	101,046	95,141	89,439
Cash dividends declared $.60, $.85 and $.60 per share for the period 2011, 2012 and 2013 respectively													(4,464)	(6,243)	(4,348)
Issuance of 79,962, 106,230 and 73,411 shares of stock pursuant to dividend reinvestment plan for the period 2011, 2012 and 2013 respectively
6,148 common shares repurchased
Issuance of 5,284, 8,788 and 5,973 shares of stock pursuant to exercise of stock options for the period 2011, 2012 and 2013 respectively
Share based compensation expense
Net change in unrealized gain (loss) on available-for-sale securities during the year, net of taxes of $2,612,$1,058 and $4,261 for the period 2011, 2012 and 2013 respectively
Net earnings													15,869	12,148	10,050
Ending balance	112,451				101,046				95,141				112,451	101,046	95,141
Net Unrealized Gain (Loss) On Available-For- Sale Securities [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				2,572				865				(3,346)	2,572	865	(3,346)
Cash dividends declared $.60, $.85 and $.60 per share for the period 2011, 2012 and 2013 respectively
Issuance of 79,962, 106,230 and 73,411 shares of stock pursuant to dividend reinvestment plan for the period 2011, 2012 and 2013 respectively
6,148 common shares repurchased
Issuance of 5,284, 8,788 and 5,973 shares of stock pursuant to exercise of stock options for the period 2011, 2012 and 2013 respectively
Share based compensation expense
Net change in unrealized gain (loss) on available-for-sale securities during the year, net of taxes of $2,612,$1,058 and $4,261 for the period 2011, 2012 and 2013 respectively													(6,868)	1,707	4,211
Net earnings
Ending balance	(4,296)				2,572				865				(4,296)	2,572	865
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				169,698				157,348				144,333	169,698	157,348	144,333
Cash dividends declared $.60, $.85 and $.60 per share for the period 2011, 2012 and 2013 respectively													(4,464)	(6,243)	(4,348)
Issuance of 79,962, 106,230 and 73,411 shares of stock pursuant to dividend reinvestment plan for the period 2011, 2012 and 2013 respectively													3,248	4,518	3,218
6,148 common shares repurchased															(250)
Issuance of 5,284, 8,788 and 5,973 shares of stock pursuant to exercise of stock options for the period 2011, 2012 and 2013 respectively													156	189	110
Share based compensation expense													32	31	24
Net change in unrealized gain (loss) on available-for-sale securities during the year, net of taxes of $2,612,$1,058 and $4,261 for the period 2011, 2012 and 2013 respectively													(6,868)	1,707	4,211
Net earnings													15,869	12,148	10,050
Ending balance	177,671				169,698				157,348				177,671	169,698	157,348
Wilson Bank Holding Company [Member] | Common Stock [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				14,838				14,608				14,450	14,838	14,608	14,450
Issuance of 79,962, 106,230 and 73,411 shares of stock pursuant to dividend reinvestment plan for the period 2011, 2012 and 2013 respectively													147	212	160
6,148 common shares repurchased															(13)
Issuance of 5,284, 8,788 and 5,973 shares of stock pursuant to exercise of stock options for the period 2011, 2012 and 2013 respectively													12	18	11
Ending balance	14,997				14,838				14,608				14,997	14,838	14,608
Wilson Bank Holding Company [Member] | Additional Paid-in Capital [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				51,242				46,734				43,790	51,242	46,734	43,790
Issuance of 79,962, 106,230 and 73,411 shares of stock pursuant to dividend reinvestment plan for the period 2011, 2012 and 2013 respectively													3,101	4,306	3,058
6,148 common shares repurchased															(237)
Issuance of 5,284, 8,788 and 5,973 shares of stock pursuant to exercise of stock options for the period 2011, 2012 and 2013 respectively													144	171	99
Share based compensation expense													32	31	24
Ending balance	54,519				51,242				46,734				54,519	51,242	46,734
Wilson Bank Holding Company [Member] | Retained Earnings [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				101,046				95,141				89,439	101,046	95,141	89,439
Cash dividends declared $.60, $.85 and $.60 per share for the period 2011, 2012 and 2013 respectively													(4,464)	(6,243)	(4,348)
Net earnings													15,869	12,148	10,050
Ending balance	112,451				101,046				95,141				112,451	101,046	95,141
Wilson Bank Holding Company [Member] | Net Unrealized Gain (Loss) On Available-For- Sale Securities [Member]
Parent Company Only Financial Information [Line Items]
Beginning balance				2,572				865				(3,346)	2,572	865	(3,346)
Net change in unrealized gain (loss) on available-for-sale securities during the year, net of taxes of $2,612,$1,058 and $4,261 for the period 2011, 2012 and 2013 respectively													(6,868)	1,707	4,211
Ending balance	$ (4,296)				$ 2,572				$ 865				$ (4,296)	$ 2,572	$ 865